Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Balance, period start	$ 2,881,551
- Depreciation for the period	(138,429)	$ (156,733)	$ (152,640)
- Impairment loss	0	0
Balance, period end	2,539,743	2,881,551
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,843,686	3,818,440
- Acquisition of other fixed assets, vessel improvements and other vessel costs	21,007	25,246
- Depreciation for the period	0	0
- Vessel total loss	(27,570)
- Vessel sales	(275,772)
- Vessel transferred to held for sale	(34,812)
- Impairment loss	(17,838)
Balance, period end	3,508,701	3,843,686	3,818,440
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(962,135)	(805,402)
- Acquisition of other fixed assets, vessel improvements and other vessel costs	(0)	(0)
- Depreciation for the period	(138,429)	(156,733)
- Vessel total loss	1,581
- Vessel sales	110,404
- Vessel transferred to held for sale	19,622
- Impairment loss	0
Balance, period end	(968,958)	(962,135)	(805,402)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	2,881,551	3,013,038
- Acquisition of other fixed assets, vessel improvements and other vessel costs	21,007	25,246
- Depreciation for the period	(138,429)	(156,733)
- Vessel total loss	(25,989)
- Vessel sales	(165,368)
- Vessel transferred to held for sale	(15,190)
- Impairment loss	(17,838)
Balance, period end	$ 2,539,743	$ 2,881,551	$ 3,013,038